Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2021
Payables And Accruals [Abstract]
Bonus	$ 1,094,582	$ 1,094,582	$ 384,750
Professional fees	332,589		380,277
Research and development costs	516,961		268,140
Deferred compensation to former officers	0		111,271
Other	159,269		41,157
Total accrued expenses	$ 2,103,401		$ 1,185,595